Note 37 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other Operating Income and Expenses
Financial income from non-financial services	€ 246	€ 390
Of which: Real estate companies Income	156	251
Rest of other operating income	263	172
Of which: from rented buildings	19	34
Total Other operating income (Income Statement)	€ 509	€ 562